Derivative Instruments (Schedule Of Average Notional Value By Sector Of Futures And Forward Currency Contracts) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Long Positions [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	$ 1,298,466,252	$ 1,697,309,461	$ 2,148,392,841
Long Positions [Member] | Futures Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	1,069,608,758	1,302,268,695	1,717,385,105
Long Positions [Member] | Energies [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	58,506,140	71,637,547	74,820,385
Long Positions [Member] | Grains [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	18,708,435	25,104,204	26,413,270
Long Positions [Member] | Interest Rates [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	684,099,838	763,634,747	1,392,478,396
Long Positions [Member] | Livestock [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	6,012,536	3,945,350
Long Positions [Member] | Metals [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	32,405,876	34,532,110	24,635,116
Long Positions [Member] | Softs [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	5,798,787	9,004,985	3,769,785
Long Positions [Member] | Stock Indices [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	264,077,146	394,409,752	195,268,153
Long Positions [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	228,857,494	395,040,766	431,007,736
Short Positions [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	179,306,621	381,186,027	638,869,556
Short Positions [Member] | Futures Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	113,364,695	242,199,672	271,647,306
Short Positions [Member] | Energies [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	36,503,884	48,300,516	88,376,901
Short Positions [Member] | Grains [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	17,339,007	28,410,091	21,155,358
Short Positions [Member] | Interest Rates [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	29,797,825	98,936,097	13,707,348
Short Positions [Member] | Livestock [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	2,708,046	7,746,144	6,183,656
Short Positions [Member] | Metals [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	13,151,885	36,657,310	47,230,107
Short Positions [Member] | Softs [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	7,150,901	17,986,347	27,166,883
Short Positions [Member] | Stock Indices [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	6,713,147	4,163,167	67,827,053
Short Positions [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	$ 65,941,926	$ 138,986,355	$ 367,222,250